united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Even Keel Multi-Asset Managed Risk Fund
PORTFOLIO OF INVESTMENTS
February 28, 2015 (Unaudited)
	Shares		Value
		MUTUAL FUNDS - 94.5%
		DEBT FUNDS - 27.1%
	2,346,883	JPMorgan Core Bond Fund - Institutional Class	$ 27,763,630
	534,228	Loomis Sayles Global Bond Fund - Institutional Class	8,307,248
	1,784,336	Metropolitan West Intermediate Bond Fund - Class I	18,949,650
	2,781,933	Metropolitan West Total Return Bond Fund - Class I	30,545,628
			85,566,156
		EQUITY FUNDS - 67.4%
	332,188	Eagle Small Cap Growth Fund - Class I	18,944,669
	322,920	Harbor International Fund - Institutional Class	22,317,026
	815,906	Perkins Mid Cap Value Fund - Class I	16,383,389
	1,278,326	Schroder Emerging Market Equity Fund - Investor Class	16,707,722
	922,128	Templeton Institutional Funds, Inc. - Foreign Equity Series - Institutional Class	19,484,561
	374,183	Turner Midcap Growth Fund - Institutional Class	9,174,976
	562,068	Vanguard 500 Index Fund - Institutional Class	109,473,998
			212,486,341
		TOTAL MUTUAL FUNDS (Cost $286,698,900)	298,052,497

		SHORT-TERM INVESTMENT - 5.4%
	16,855,622	Dreyfus Cash Management - Institutional Shares to yield 0.03% + (Cost $16,855,622)	16,855,622

		TOTAL INVESTMENTS - 99.9% (Cost $303,554,522) (a)	$ 314,908,119
		OTHER ASSETS AND LIABILITIES NET - 0.1%	436,854
		TOTAL NET ASSETS - 100.0%	$ 315,344,973

+	Variable rate security, the money market rate shown represents the rate at February 28, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $303,703,184
	and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 17,843,769
		Unrealized Depreciation:	(6,638,834)
		Net Unrealized Appreciation:	$ 11,204,935

	Contracts		Unrealized Depreciation
		OPEN SHORT FUTURES CONTRACTS
	23	MSCI Emerging Markets Index Mini March 2015
		(Underlying Face Amount at Value $1,140,685)	$ (23,240)
	19	MSCI EAFE Index Mini March 2015
		(Underlying Face Amount at Value $1,781,535)	(87,205)
	5	Russell 2000 Index Mini March 2015
		(Underlying Face Amount at Value $616,900)	(31,100)
	45	S&P 500 E-Mini March 2015
		(Underlying Face Amount at Value $4,731,188)	(236,813)
	6	S&P Midcap 400 E-Mini March 2015
		(Underlying Face Amount at Value $902,760)	(41,100)
		NET UNREALIZED DEPRECIATION FROM
		OPEN SHORT FUTURES CONTRACTS	$ (419,458)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 298,052,497	$ -	$ -	$ 298,052,497
Short-Term Investment	16,855,622	-	-	16,855,622
Total Assets	$ 314,908,119	$ -	$ -	$ 314,908,119
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contacts**	$ 419,458	$ -	$ -	$ 419,458
Total Liabilities	$ 419,458	$ -	$ -	$ 419,458

The following amounts were transfers in/(out) of Level 2 Assets:

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 into Level 1	(18,949,650)	-
Net Transfer In/(Out) of Level 2	$ (18,949,650)	$ -

There were no transfers from Level 1 to Level 2. Transfers that were made out of Level 2 (Metropolitan West Intermediate Bond Fund) represent securities no longer being fair valued using observable inputs and are now being valued at net asset value. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for industry classifications.
** Cumlative depreciation of futures contracts is reported in the above table.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of February 28, 2015, the Fund had net unrealized depreciation of $(419,458) from futures contracts with equity risk.

The notional value of the futures contracts disclosed in the Portfolio of Investments at February 28, 2015 is a reflection of the volume of derivative activity for the respective Portfolio.

The Fund currently invests a portion of its assets in Vanguard 500 Index Fund, (the “Vanguard Fund”). The Vanguard Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard Fund. The financial statements of the Vanguard Fund, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2015, the Fund invested 34.7% of its net assets in the Vanguard Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*  /s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/26/15

By

*/s/  Erik Naviloff

Erik Naviloff, Treasurer

Date 4/26/15